Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 28,804	$ 25,963	$ 18,269
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,459	10,601	8,955
Pension expense	6,070	3,024	4,726
Contributions to pension plan	(7,200)	(7,200)	(6,200)
Deferred income taxes	1,608	4,166	2,633
Other	250	1,369	1,275
Changes in operating assets and liabilities:
Accounts receivable	(4,423)	(10,618)	10,961
Inventories	(21,744)	(1,223)	14,979
Accounts payable	3,637	655	(6,906)
Commissions payable	1,166	2,243	(898)
Other	1,505	(337)	1,934
Net cash provided by operating activities	21,132	28,643	49,728
Cash flows from investing activities:
Capital additions, net	(11,175)	(8,310)	(38,071)
Redemptions (purchases) of short-term investments	958	(512)	(1,500)
Proceeds from sale of product line			1,420
Payment for acquisition		(33,856)
Net cash used for investing activities	(10,217)	(42,678)	(38,151)
Cash flows from financing activities:
Cash dividends	(7,430)	(7,024)	(6,767)
Proceeds from bank borrowings		35,000	24,806
Payments to bank for borrowings	(15,000)	(25,000)	(9,806)
Treasury stock purchase		(638)
Purchase of noncontrolling interest		(607)
Net cash provided by (used for) financing activities	(22,430)	1,731	8,233
Effect of exchange rate changes on cash	(572)	130	800
Net increase (decrease) in cash and cash equivalents	(12,087)	(12,174)	20,610
Cash and cash equivalents:
Beginning of year	32,229	44,403	23,793
End of year	$ 20,142	$ 32,229	$ 44,403